Above / Below market acquired time charters - Amortization Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Acquired Finite-Lived Intangible Assets [Line Items]
Total	$ 123,360	$ 83,389
Total	(83,198)	(88,543)
Above Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
2024	39,264
2025	34,842
2026	12,170
2027	7,413
2028	7,392
Thereafter	22,279
Total	123,360	83,389
Below Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
2024	(14,302)
2025	(13,512)
2026	(13,512)
2027	(13,549)
2028	(13,512)
Thereafter	(14,811)
Total	$ (83,198)	$ (88,543)